Business Segment Information (Operating Information By Segment) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	$ 21,035,885	$ 3,438,898
Operating profit (loss)	(2,412,732)	(739,403)
Financing costs	(2,636,922)	(2,858,135)
Loss before income taxes and equity investment loss	(5,049,654)	(3,597,538)
Calpian, Inc [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	3,064,033	3,438,898
Operating profit (loss)	(2,878,888)	(739,403)
Calpian Commerce, Inc [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	17,971,853
Operating profit (loss)	$ 466,156